Net Loss Per Share - Schedule Of Net Loss Per Share Basic And Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss	$ (1,664)	$ (2,616)	$ (4,690)	$ (3,261)
Net loss per share — basic	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.02)
Net loss per share —diluted	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.02)
Weighted average number of shares during the period — basic	160,000,000	160,000,000	160,000,000	160,000,000
Weighted average number of shares during the period —diluted	160,000,000	160,000,000	160,000,000	160,000,000